Securities - Debt Securities, Held-to-maturity, Credit Quality Indicator (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 48,094	$ 48,596
Net unrealized gain (loss)	$ (2,717)	$ (4,576)
Ratings	0.00%	0.00%
Agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 26,432	$ 25,824
Net unrealized gain (loss)	$ (2,269)	$ (3,541)
Ratings	0.00%	0.00%
U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 7,830	$ 8,833
Net unrealized gain (loss)	$ (155)	$ (443)
Ratings	0.00%	0.00%
Non-U.S. government
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 5,654	$ 4,479
Net unrealized gain (loss)	$ 2	$ (28)
Ratings	0.00%	0.00%
Agency commercial MBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 2,937	$ 3,395
Net unrealized gain (loss)	$ (117)	$ (243)
Ratings	0.00%	0.00%
U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 2,653	$ 3,669
Net unrealized gain (loss)	$ (178)	$ (322)
Ratings	0.00%	0.00%
CLOs
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 1,841	$ 1,816
Net unrealized gain (loss)	$ (1)	$ 2
Ratings	0.00%	0.00%
Foreign covered bonds
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 736	$ 555
Net unrealized gain (loss)	$ 2	$ 0
Ratings	0.00%	0.00%
Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost		$ 14
Net unrealized gain (loss)		$ 0
Ratings		0.00%
Other debt securities
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 11	$ 11
Net unrealized gain (loss)	$ (1)	$ (1)
Ratings	100.00%	100.00%
AAA/ AA-
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	98.00%	100.00%
AAA/ AA- | Agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Non-U.S. government
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	86.00%	100.00%
AAA/ AA- | Agency commercial MBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | CLOs
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Foreign covered bonds
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings		23.00%
AAA/ AA- | Other debt securities
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A-
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	2.00%	0.00%
A+/ A- | Agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Non-U.S. government
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	14.00%	0.00%
A+/ A- | Agency commercial MBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | CLOs
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Foreign covered bonds
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings		77.00%
A+/ A- | Other debt securities
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB-
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Non-U.S. government
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Agency commercial MBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | CLOs
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Foreign covered bonds
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings		0.00%
BBB+/ BBB- | Other debt securities
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Non-U.S. government
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Agency commercial MBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | CLOs
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Foreign covered bonds
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings		0.00%
BB+ and lower | Other debt securities
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%